Condensed Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit Prior to Re-entering Development Stage	Accumulated Deficit During Development Stage	Accumulated Deficit	Treasury Stock	Unearned Shares in KSOP
Beginning balance at Dec. 31, 2009	$ (14,772,070)	$ 7,592,389	$ 10,575,000		$ 22,139	$ 87,273,376	$ (119,672,776)			$ (336,285)	$ (225,913)
Transfer accumulated preferred dividends to stated value	312,119	312,119
Share based payments	700,551					700,551
Issued 100,000 shares of common stock upon exercise of warrants	69,111					69,111
Dividends on preferred stock	(319,922)						(319,922)
Net income (loss)	(6,678,018)						(6,678,018)
Ending balance at Jun. 30, 2010	(20,688,229)	7,904,508	10,575,000		22,139	88,043,038	(126,670,716)			(336,285)	(225,913)
Transfer accumulated preferred dividends to stated value	327,726	327,726
Share based payments	925,851				438	925,413
Dividends on preferred stock	(335,919)							(335,919)
Net income (loss)	27,315,614							27,315,614
Ending balance at Dec. 31, 2010	7,545,043	8,232,234	10,575,000		22,577	88,968,451	(126,670,716)	26,979,695		(336,285)	(225,913)
Transfer accumulated preferred dividends to stated value	682,700	682,700
Share based payments	818,272				3	818,269
Issued shares of common stock and warrants for cash	1,038,100				1,045	1,037,055
Issued shares of common stock for 401K matching contribution	456,107				229	455,878
Dividends on preferred stock	(679,106)							(679,106)
Issued shares of common stock and warrants upon conversion of shares of Series A Preferred Stock	627,763	(980,879)			772	1,607,870
Issued shares of common stock and warrants upon conversion of shares of Series B Preferred Stock	535,946		(773,000)		773	1,308,173
Issued shares of common stock and warrants upon conversion of $500,000 in principle of the promissory note payable with related Party	500,000				500	499,500
Issued treasury shares for payment of services	9,910					(117,392)				127,302
Issued shares of common stock for payment of executive salary	100,000				147	99,853
Issued shares of common stock per asset purchase agreement					132	(132)
Net income (loss)	(4,817,404)							(4,817,404)
Ending balance at Dec. 31, 2011	6,817,331	7,934,055	9,802,000		26,178	94,677,525	(126,670,716)	21,483,185	(105,187,531)	(208,983)	(225,913)
Transfer accumulated preferred dividends to stated value	336,922	336,922
Share based payments	495,774				45	442,856				52,873
Issued shares of common stock in Hunter Disposal acquisition	3,305,633				1,847	3,303,786
Issued 100,000 shares of common stock upon exercise of warrants	30,000				20	29,980
Dividends on preferred stock	(195,404)								(195,404)
Issued shares of Series C Preferred Stock in Hunter Disposal acquisition	2,200,000			2,200,000
Issued shares of Series C Preferred Stock upon redemption of Series B Debentures	429,910			429,775		135
Net income (loss)	(653,464)								(653,464)
Ending balance at Mar. 31, 2012	$ 12,766,702	$ 8,270,977	$ 9,802,000	$ 2,629,775	$ 28,090	$ 98,454,282			$ (106,036,399)	$ (156,110)	$ (225,913)